Multi-Manager International Equity Strategies Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 1.1%
APA Group	9,911	46,769
Aristocrat Leisure Ltd.	25,376	1,125,330
Aurizon Holdings Ltd.	73,470	162,310
Brambles Ltd.	64,311	800,697
Charter Hall Retail REIT	329,822	740,372
Cochlear Ltd.	24,600	4,898,330
CSL Ltd.	51,200	9,439,340
GPT Group (The)	437,253	1,359,978
Homeco Daily Needs REIT(a)	63,539	51,980
HUB24 Ltd.	43,302	2,137,420
Northern Star Resources Ltd.	54,300	622,638
Pro Medicus Ltd.	2,080	343,269
Qantas Airways Ltd.(b)	38,413	220,463
QBE Insurance Group Ltd.	68,284	892,096
REA Group Ltd.	2,294	378,350
Scentre Group	239,004	574,977
Transurban Group	27,783	232,606
Vicinity Ltd.	160,740	226,930
Waypoint REIT Ltd.	535,946	879,470
Wesfarmers Ltd.	54,479	2,560,727
WiseTech Global Ltd.	2,778	233,389
Total		27,927,441
Austria 0.1%
Erste Group Bank AG	14,525	797,284
Erste Group Bank AG	1,942	105,359
OMV AG	63,123	2,530,919
voestalpine AG	3,988	77,285
Total		3,510,847
Belgium 0.7%
Anheuser-Busch InBev SA/NV	313,498	16,848,096
Proximus SADP	131,006	850,607
Total		17,698,703
Brazil 0.9%
MercadoLibre, Inc.(b)	11,207	22,247,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 3.6%
Agnico Eagle Mines Ltd.	145,569	12,288,935
Alamos Gold, Inc., Class A	43,238	813,739
Alimentation Couche-Tard, Inc.	159,500	9,365,733
Barrick Gold Corp.	376,289	6,581,295
Barrick Gold Corp.	250,600	4,387,133
Canadian National Railway Co.	80,500	8,994,979
Canadian Pacific Kansas City Ltd.	212,513	16,300,683
Constellation Software, Inc.	2,890	9,697,173
Emera, Inc.	55,751	2,131,603
Lumine Group, Inc.(a),(b)	164,427	4,944,378
Lundin Gold, Inc.	41,067	947,441
Shopify, Inc., Class A(b)	115,485	13,350,066
Stella-Jones, Inc.	51,677	2,636,171
TFI International, Inc.	1,427	216,692
Total		92,656,021
Cayman Islands 0.0%
Grab Holdings Ltd., Class A(b)	105,755	528,775
Chile 0.0%
Antofagasta PLC	18,128	393,021
China 3.4%
Agricultural Bank of China Ltd., Class H	3,074,000	1,539,911
Bank of China Ltd., Class H	796,000	371,148
Bank of Chongqing Co., Ltd., Class H	268,500	198,475
Bank of Communications Co., Ltd., Class H	1,176,000	851,907
Bosideng International Holdings Ltd.	740,000	386,397
China CITIC Bank Corp., Ltd., Class H	600,000	383,364
China Communications Services Corp., Ltd., Class H	290,000	152,833
China Construction Bank Corp., Class H	1,698,000	1,283,789
China Eastern Airlines Corp., Ltd., Class H(b)	2,974,000	951,807
China Galaxy Securities Co., Ltd., Class H	2,090,000	1,899,474
China Life Insurance Co., Ltd., Class H	279,000	532,783
China Merchants Bank Co., Ltd., Class H	334,500	1,533,216
China Merchants Securities Co., Ltd., Class H	545,200	1,044,602
China Minsheng Banking Corp. Ltd., Class H	553,500	215,989
China Taiping Insurance Holdings Co., Ltd.	275,000	436,397

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
China Zheshang Bank Co., Ltd., Class H	1,354,000	374,177
CIMC Enric Holdings Ltd.	176,000	153,369
Datang International Power Generation Co., Ltd., Class H	2,128,000	386,699
Dongfang Electric Corp., Ltd., Class H	728,000	878,525
Everbright Securities Co., Ltd., Class H	522,600	556,112
Futu Holdings Ltd., ADR(b)	13,410	1,169,754
GF Securities Co., Ltd.	87,800	121,508
Greentown Management Holdings Co., Ltd.(a)	472,000	182,932
H World Group Ltd.	56,200	179,779
Haier Smart Home Co., Ltd., Class H	123,200	414,374
Industrial & Commercial Bank of China Ltd., Class H	4,740,000	2,794,709
JD Logistics, Inc.(a),(b)	937,200	1,691,336
Kingdee International Software Group Co., Ltd.(b)	268,000	304,301
Kweichow Moutai Co., Ltd., Class A	15,800	3,355,188
Li Ning Co., Ltd.	1,041,500	2,163,571
Meituan, Class B(b)	164,470	3,469,212
NetEase, Inc., ADR	2,128	186,157
Orient Securities Co., Ltd., Class H	2,672,000	1,785,645
Ping An Insurance Group Co. of China Ltd., Class H	1,931,000	11,230,278
Pop Mart International Group, Ltd.(a)	63,400	735,967
Postal Savings Bank of China Co., Ltd.	4,212,000	2,398,830
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	115,400	192,828
Shenwan Hongyuan Group Co., Ltd., Class H	3,059,200	964,734
Silergy Corp.	211,000	2,763,075
SITC International Holdings Co., Ltd.	70,000	182,198
Tencent Holdings Ltd.	557,400	28,785,954
Tencent Music Entertainment Group, ADR	520,786	5,942,168
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	3,490,098
Yum China Holdings, Inc.	3,018	140,488
Zijin Mining Group Co., Ltd., Class H	20,000	38,766
Total		88,814,824
Denmark 1.9%
Ambu A/S(b)	119,531	1,885,029
AP Moller - Maersk A/S, Class A	139	228,478
Coloplast A/S, Class B	62,500	7,888,561
Danske Bank A/S	32,039	921,832
Demant A/S(b)	95,416	3,653,573
DFDS A/S	75,852	1,519,528
Common Stocks (continued)
Issuer	Shares	Value ($)
DSV A/S	52,369	11,216,214
Novo Nordisk A/S, Class B	126,400	13,546,268
Novonesis (Novozymes), Class B	123,608	7,253,817
Pandora A/S	3,752	605,403
Rockwool International A/S, Class B	358	130,906
Svitzer Group A/S(b)	170	5,441
Vestas Wind Systems A/S(b)	47,080	737,151
Total		49,592,201
Finland 0.9%
KONE OYJ, Class B	232,951	12,078,565
Nokia OYJ	233,429	980,505
Nokia OYJ, ADR	2,000,267	8,401,121
Nordea Bank	82,439	931,520
Nordea Bank Abp	62,490	705,870
Nordea Bank Abp	8,613	97,708
Sampo OYJ, Class A	21,773	932,642
Wartsila OYJ	23,753	432,279
Total		24,560,210
France 10.9%
Air Liquide SA	105,513	17,550,541
Airbus Group SE	14,232	2,224,544
Alstom SA(b)	1,796,606	40,468,705
AXA SA	345,201	12,031,252
BNP Paribas SA	317,743	18,993,332
BNP Paribas SA, ADR	40,121	1,197,812
Bollore SA	33,458	206,425
Carrefour SA	473,617	7,212,683
Cie de Saint-Gobain SA	190,759	17,418,095
Danone SA	246,847	16,884,275
Dassault Aviation SA	927	184,711
Dassault Systemes SE	431,444	14,892,079
Edenred SE	156,601	5,183,714
Engie SA	663,892	10,583,074
Eurazeo SA	1,812	133,181
Fonciere Des Regions	26,358	1,445,854
Gecina SA	2,205	222,113
Hermes International SCA	3,140	6,853,452
ICADE	65,364	1,535,485
Kering SA	138,598	32,453,691
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Klepierre	9,781	295,638
L’Oreal SA	22,100	7,689,609
LVMH Moet Hennessy Louis Vuitton SE	21,373	13,398,505
Mercialys SA	70,805	783,594
Nexans SA	25,829	2,931,283
Orange SA	235,084	2,505,533
Safran SA	11,645	2,717,294
Sanofi SA	173,498	16,851,386
Sartorius Stedim Biotech	12,362	2,358,834
Societe Generale SA	169,486	4,493,493
Sodexo SA	69,884	5,804,604
TotalEnergies SE	240,671	13,987,846
Unibail-Rodamco-Westfield	10,045	823,358
Total		282,315,995
Germany 8.6%
Adidas AG	38,525	9,110,356
Allianz SE, ADR	10,403	321,245
Allianz SE, Registered Shares	75,149	23,263,471
Bayerische Motoren Werke AG	11,595	862,384
BioNTech SE, ADR(b)	22,381	2,649,687
Continental AG	5,196	341,954
CTS Eventim AG & Co. KGaA	2,732	241,791
Deutsche Bank AG, Registered Shares	74,223	1,262,403
Deutsche Bank AG, Registered Shares	20,271	344,810
Deutsche Boerse AG	42,965	10,059,438
Deutsche Lufthansa AG, Registered Shares	28,503	191,352
Deutsche Telekom AG, Registered Shares	674,781	21,586,881
Heidelberg Materials AG	33,178	4,195,470
Henkel AG & Co. KGaA	4,486	340,611
Infineon Technologies AG	863,085	28,133,877
Krones AG	5,227	653,427
Merck KGaA	56,600	8,483,439
MTU Aero Engines AG	2,502	852,979
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,622	11,837,409
Nemetschek SE	2,575	267,242
Puma SE	4,983	234,164
Rational AG	6,039	5,655,968
Rheinmetall AG	4,852	3,200,363
Common Stocks (continued)
Issuer	Shares	Value ($)
RWE AG	206,638	6,971,346
SAP SE	221,288	52,548,351
SAP SE, ADR	19,180	4,557,168
Scout24 SE	131,385	11,846,633
Siemens AG, Registered Shares	42,813	8,316,763
Siemens Energy AG(b)	76,591	4,155,226
TUI AG(b)	23,968	190,935
Volkswagen AG	876	77,476
Total		222,754,619
Hong Kong 2.6%
AIA Group Ltd.	2,619,600	19,724,540
AIA Group Ltd., ADR	21,367	643,681
ASMPT Ltd.	116,300	1,159,831
Cathay Pacific Airways Ltd.	10,000	12,509
CK Asset Holdings Ltd.	317,000	1,300,529
CK Hutchison Holdings Ltd.	245,500	1,283,844
CK Infrastructure Holdings Ltd.	30,000	207,202
CLP Holdings Ltd.	613,500	5,167,532
Cowell E Holdings, Inc.(b)	301,000	976,729
Fortune Real Estate Investment Trust	794,000	408,721
Galaxy Entertainment Group Ltd.	100,000	448,493
Henderson Land Development Co., Ltd.	578,000	1,815,320
HK Electric Investments & HK Electric Investments Ltd.	81,500	54,713
HKBN Ltd.	586,000	366,710
HKT Trust & HKT Ltd.	174,000	216,492
Hong Kong Exchanges and Clearing Ltd.	190,100	7,156,542
Hongkong Land Holdings Ltd.	138,800	631,340
Jardine Matheson Holdings Ltd.	143,900	6,282,674
Link REIT (The)	1,400,500	6,125,995
Melco Resorts & Entertainment Ltd., ADR(b)	134,073	860,749
MTR Corp.	197,500	695,021
Plover Bay Technologies Ltd.	448,000	284,720
Power Assets Holdings Ltd.	314,000	2,064,036
Sands China Ltd.(b)	1,258,800	3,235,444
Sun Hung Kai Properties Ltd.	490,500	4,902,028
Swire Pacific Ltd., Class A	18,500	152,327
Techtronic Industries Co., Ltd.	79,500	1,131,533
WH Group Ltd.	350,000	279,005

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wharf Real Estate Investment Co., Ltd.	75,000	202,150
Total		67,790,410
India 0.8%
HDFC Bank Ltd., ADR	134,847	9,002,386
ICICI Lombard General Insurance Co., Ltd.	225,274	4,968,688
Reliance Industries Ltd., GDR(a)	125,493	7,567,228
Total		21,538,302
Ireland 0.9%
AerCap Holdings NV	9,016	895,830
AIB Group PLC	78,581	428,813
Bank of Ireland Group PLC	65,569	574,815
Cairn Homes PLC	184,263	400,862
Kingspan Group PLC	106,569	8,029,776
Ryanair Holdings PLC, ADR	271,325	11,949,153
Total		22,279,249
Israel 0.7%
Bank Hapoalim BM	58,590	673,428
Bank Leumi Le-Israel BM	80,660	919,209
Check Point Software Technologies Ltd.(b)	44,938	8,178,716
CyberArk Software Ltd.(b)	1,965	635,697
Elbit Systems Ltd.	864	209,894
Elbit Systems Ltd.	262	63,975
ICL Group Ltd.	9,396	43,034
Israel Chemicals Ltd.	29,658	134,796
Israel Discount Bank Ltd.	60,219	396,433
Mizrahi Tefahot Bank Ltd.	7,805	337,605
Monday.com Ltd.(b)	11,328	3,232,558
NiCE Ltd.(b)	2,787	502,966
Nova Measuring Instruments Ltd.(b)	811	145,958
Teva Pharmaceutical Industries Ltd.(b)	25,167	418,860
Teva Pharmaceutical Industries Ltd., ADR(b)	52,888	887,461
Wix.com Ltd.(b)	2,551	570,761
Total		17,351,351
Italy 4.3%
Azimut Holding SpA	102,968	2,599,087
Banca Generali SpA	142,772	6,688,577
Banca IFIS SpA	11,623	245,126
Banca Mediolanum SpA	21,469	248,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Banco BPM SpA	61,125	465,767
Enav SpA	442,431	1,908,354
Enel SpA	3,505,188	25,242,585
ENI SpA	107,332	1,518,660
Ferrari NV	15,900	6,926,468
FinecoBank Banca Fineco SpA	487,132	7,816,483
Generali	733,301	20,979,869
Intesa Sanpaolo SpA	1,012,972	3,888,333
Leonardo SpA, ADR	5,676	75,917
Leonardo-Finmeccanica SpA	18,819	506,807
Mediobanca Banca di Credito Finanziario SpA	23,525	343,327
Nexi SpA(b)	28,533	168,965
Poste Italiane SpA	200,844	2,820,050
Prysmian SpA	33,144	2,186,240
Recordati Industria Chimica e Farmaceutica SpA	92,700	5,051,384
Technoprobe SpA(b)	312,127	1,928,908
Telecom Italia SpA(b)	478,761	115,015
UniCredit SpA	516,072	19,823,284
Total		111,547,306
Japan 17.6%
Advantest Corp.	71,500	3,959,697
AGC, Inc.	9,300	291,877
Aisin Corp.	24,900	262,938
Alfresa Holdings Corp.	10,800	156,279
Astellas Pharma, Inc.	84,000	874,678
Bandai Namco Holdings, Inc.	28,300	599,084
B-R31 Ice Cream Co., Ltd.	13,900	375,203
Brother Industries Ltd.	33,000	581,835
Canon, Inc.	255,700	8,330,141
Capcom Co., Ltd.	9,900	232,516
Central Japan Railway Co.	36,300	747,586
Chubu Electric Power Co., Inc.	282,500	2,990,865
Dai-ichi Life Holdings, Inc.	238,900	6,475,447
Daiichi Sankyo Co., Ltd.	87,400	2,775,453
Daikin Industries Ltd.	71,400	8,638,324
Daikokutenbussan Co., Ltd.	15,800	1,078,805
Daiwa Securities Group, Inc.	89,100	599,445
Don Quijote Holdings Co., Ltd.	17,800	453,423
Electric Power Development Co., Ltd.	176,800	2,965,114
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ENEOS Holdings, Inc.	137,100	742,374
FANUC Corp.	990,750	25,740,918
Fast Retailing Co., Ltd.	23,700	8,121,325
FCC Co., Ltd.	26,700	532,939
Fuji Electric Co., Ltd.	10,300	582,012
FUJIFILM Holdings Corp.	145,300	3,287,612
Fujitsu Ltd.	897,100	17,235,725
Furukawa Electric Co., Ltd.	117,100	4,834,525
Hankyu Hanshin Holdings, Inc.	10,700	293,853
Hogy Medical Co., Ltd.	26,700	858,408
Hokkaido Electric Power Co., Inc.	43,200	246,593
Hoya Corp.	82,800	10,703,885
Hyakujushi Bank Ltd. (The)	14,400	295,535
Idemitsu Kosan Co., Ltd.	45,000	300,645
IHI Corp.	57,300	2,969,565
Inpex Corp.	1,039,000	13,617,136
Isuzu Motors Ltd.	26,800	357,497
IT Holdings Corp.	9,400	230,518
Japan Exchange Group, Inc.	63,200	764,787
Japan Post Bank Co., Ltd.	246,000	2,327,717
Japan Post Holdings Co., Ltd.	302,300	3,031,615
Japan Post Insurance Co., Ltd.	78,800	1,652,512
Japan Tobacco, Inc.	58,500	1,650,280
Kansai Electric Power Co., Inc. (The)	32,200	414,876
Kao Corp.	20,200	878,912
Kawasaki Kisen Kaisha Ltd.	19,200	255,834
KDDI Corp.	126,700	4,187,731
Keyence Corp.	39,200	17,008,603
Kintetsu Department Store Co., Ltd.	34,900	476,470
Kobe Bussan Co., Ltd.	6,200	156,578
Konami Holdings Corp.	12,400	1,225,988
Kyocera Corp.	62,400	615,412
Kyocera Corp., ADR	2,971	29,116
Kyowa Hakko Kirin Co., Ltd.	11,900	197,990
Makita Corp.	11,700	367,400
Marubeni Corp.	2,100	31,696
Mazda Motor Corp.	25,300	161,341
Megmilk Snow Brand Co., Ltd.	9,900	181,594
MEIJI Holdings Co., Ltd.	11,400	243,826
Common Stocks (continued)
Issuer	Shares	Value ($)
MISUMI Group, Inc.	272,100	4,428,695
Mitsubishi Electric Corp.	149,400	2,536,716
Mitsubishi HC Capital, Inc.	38,600	260,449
Mitsubishi Heavy Industries Ltd.	788,300	11,606,022
Mitsui OSK Lines Ltd.	58,900	2,019,379
Mizuho Financial Group, Inc.	49,900	1,259,952
Money Forward, Inc.(b)	61,800	1,955,387
MonotaRO Co., Ltd	300,680	5,372,055
MS&AD Insurance Group Holdings, Inc.	406,500	9,103,552
Murata Manufacturing Co., Ltd.	754,200	12,619,853
Nexon Co., Ltd.	76,200	1,048,028
NGK Insulators Ltd.	53,800	710,084
Nidec Corp.	128,888	2,377,170
Nihon M&A Center Holdings, Inc.	949,800	3,982,767
Nihon Unisys Ltd.	20,000	623,772
Nintendo Co., Ltd.	380,650	22,340,386
Nippon Express Holdings, Inc.	3,200	166,660
Nippon Telegraph & Telephone Corp.	1,192,700	1,223,938
Nippon Yusen KK	21,800	698,923
Nissin Foods Holdings Co., Ltd.	9,300	247,430
Nitto Denko Corp.	34,000	543,585
Nomura Holdings, Inc.	512,900	3,109,522
Nomura Research Institute Ltd.	76,200	2,333,283
Obic Co., Ltd.	211,000	6,930,381
Olympus Corp.	434,300	6,866,879
Oracle Corp. Japan	1,500	153,810
ORIX Corp.	125,400	2,822,777
Osaka Gas Co., Ltd.	86,300	1,895,075
Otsuka Corp.	8,900	222,294
Otsuka Holdings Co., Ltd.	19,900	1,156,305
PAL GROUP Holdings Co., Ltd.	59,200	1,282,879
Panasonic Holdings Corp.	444,600	4,337,530
PCA Corp.	1,700	23,553
Press Kogyo Co., Ltd.	149,800	530,563
Recruit Holdings Co., Ltd.	112,300	7,811,326
Renesas Electronics Corp.	1,917,700	25,152,727
Ricoh Co., Ltd.	104,200	1,187,185
San-Ai Obbli Co., Ltd.	38,500	486,956
Sanshin Electronics Co., Ltd.	4,100	51,668

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SCSK Corp.	54,800	1,110,429
Seikitokyu Kogyo Co., Ltd.	49,600	501,956
Seiko Epson Corp.	176,800	3,150,124
Sekisui Chemical Co., Ltd.	41,400	670,348
Shikoku Electric Power Co., Inc.	86,700	713,797
Shimadzu Corp.	164,500	4,642,140
Shimano, Inc.	26,933	3,744,127
Shin-Etsu Chemical Co., Ltd.	230,600	8,557,195
Shionogi & Co., Ltd.	35,400	502,139
Shiseido Co., Ltd.	118,747	2,209,685
Shizuoka Financial Group, Inc.	20,100	179,100
SMC Corp.	55,788	23,804,671
Sompo Holdings, Inc.	232,500	6,143,180
Sony Group Corp.	507,815	10,195,062
Sumitomo Electric Industries Ltd.	29,400	567,615
Sumitomo Mitsui Financial Group, Inc.	181,500	4,479,572
Sumitomo Mitsui Trust Group, Inc.	66,200	1,659,753
Sumitomo Osaka Cement Co., Ltd.	14,400	321,068
Suntory Beverage & Food Ltd.	44,100	1,502,795
Suzuken Co., Ltd.	64,600	2,021,316
SWCC Corp.	16,700	842,655
Sysmex Corp.	413,500	8,763,233
T&D Holdings, Inc.	21,300	403,745
Takeda Pharmaceutical Co., Ltd.	620,600	16,920,768
Terumo Corp.	431,500	8,813,378
Toho Co., Ltd.	4,400	192,583
Tokio Marine Holdings, Inc.	121,100	4,515,650
Tokyo Electric Power Co. Holdings, Inc.(b)	419,600	1,509,832
Tokyo Electron Ltd.	51,600	8,089,960
Tokyo Gas Co., Ltd.	160,200	4,828,975
TOPPAN Holdings, Inc.	10,800	289,657
TOTO Ltd.	17,800	480,999
Toyoda Gosei Co., Ltd.	3,600	59,394
Toyota Tsusho Corp.	31,800	544,089
Trend Micro, Inc.	6,000	330,803
Tsubakimoto Chain Co.	18,600	233,023
Unicharm Corp.	19,400	505,422
Yakult Honsha Co., Ltd.	11,900	243,200
Yokogawa Electric Corp.	51,300	1,146,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Yonex Co., Ltd.	20,700	276,751
Total		456,346,071
Jordan 0.0%
Hikma Pharmaceuticals PLC	3,030	74,197
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	37,339	3,972,870
Luxembourg 0.5%
ArcelorMittal SA	543,644	13,668,229
ArcelorMittal SA	2,203	55,538
Total		13,723,767
Netherlands 5.9%
ABN AMRO Bank NV	61,505	953,525
Adyen NV(b)	6,111	8,894,645
Aegon Ltd.	67,592	436,495
Akzo Nobel NV	387,721	22,638,596
ASM International NV	2,117	1,139,319
ASML Holding NV	28,808	19,684,771
ASR Nederland NV	7,935	379,240
EQT AB	17,616	534,069
EXOR NV	52,498	5,185,214
Heineken NV	144,409	10,689,177
IMCD NV	42,706	6,407,258
ING Groep NV	956,479	14,765,523
ING Groep NV ADR	612,266	9,459,510
Koninklijke Philips NV(b)	696,006	19,038,352
NN Group NV	13,326	618,439
Shell PLC	148,656	4,777,370
Shell PLC	114,117	3,701,913
Signify NV	55,266	1,235,610
Topicus.com, Inc.	61,154	5,280,023
Universal Music Group NV	362,300	8,724,018
Wolters Kluwer NV	48,869	8,155,821
Wolters Kluwer NV, ADR	2,103	350,633
Total		153,049,521
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	8,948	201,762
Fisher & Paykel Healthcare Corp., Ltd.(b)	14,925	337,034
Xero Ltd.(b)	6,706	763,627
Total		1,302,423
Norway 0.3%
Aker BP ASA	15,358	315,797
Aker Carbon Capture ASA(b)	3,108,201	1,684,320
DNB Bank ASA	34,916	730,706
Equinor ASA	40,065	971,076
Equinor ASA, ADR	96,750	2,339,415
Kongsberg Gruppen ASA	4,174	491,872
Norsk Hydro ASA	64,467	400,590
Telenor ASA	34,505	406,274
Total		7,340,050
Panama 0.1%
Copa Holdings SA, Class A	32,642	3,047,783
Poland 0.0%
InPost SA(b)	9,089	159,165
Portugal 0.0%
Galp Energia SGPS SA	21,373	351,391
Russian Federation —%
Gazprom PJSC(b),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(b),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(e),(f),(g)	436,630	—
Total		0
Singapore 0.9%
CapitaLand Ascendas REIT	4,115,400	8,053,447
Genting Singapore Ltd.	251,800	143,881
Oversea-Chinese Banking Corp., Ltd.	111,000	1,349,171
Singapore Exchange	43,400	412,011
Singapore Technologies Engineering Ltd.	73,000	245,372
Singapore Telecommunications Ltd.	386,300	894,693
United Overseas Bank Ltd.	431,700	11,720,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Wilmar International Ltd.	91,300	210,117
Total		23,029,676
South Africa 0.3%
Discovery Ltd.	624,229	6,714,775
South Korea 2.0%
Coupang, Inc., Class A(b)	215,159	5,456,432
Hana Financial Group, Inc.	44,584	1,999,280
Samsung Electronics Co., Ltd.	762,699	29,991,787
Samsung Electronics Co., Ltd. GDR	9,676	9,499,155
Shinhan Financial Group Co., Ltd.	119,407	4,575,331
Total		51,521,985
Spain 2.2%
ACS Actividades de Construccion y Servicios SA	10,055	467,329
Aedas Homes SAU	20,055	526,649
Aena SME SA	4,022	871,053
Amadeus IT Group SA, Class A	285,001	20,015,773
Banco Bilbao Vizcaya Argentaria SA	282,661	2,670,060
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	357,654
Banco de Sabadell SA	255,559	481,867
Banco Santander SA	780,667	3,604,037
Banco Santander SA, ADR	86,717	400,632
Bankinter SA	189,947	1,502,607
CaixaBank SA	781,597	4,247,755
Industria de Diseno Textil SA	334,473	18,457,301
Inmobiliaria Colonial Socimi SA	42,520	245,022
Mapfre SA	150,458	391,130
Repsol SA	317,486	3,973,914
Total		58,212,783
Sweden 1.7%
Alfa Laval AB	13,175	561,366
Assa Abloy AB, ADR	7,299	111,894
Atlas Copco AB, Class B	1,181,515	16,708,682
Essity AB, Class B	29,225	805,038
Evolution AB	8,602	750,613
Evolution AB, ADR	9,092	795,095
Getinge AB, Series CPO	10,981	171,943
H & M Hennes & Mauritz AB	107,728	1,495,377
HEBA Fastighets AB, Class B	175,214	515,286

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hexagon AB, Class B	18,605	158,613
Industrivarden AB, Class A	10,216	335,626
Industrivarden AB, Class C	52,755	1,729,059
Investor AB, Class A	7,666	208,980
Investor AB, Class B	230,365	6,320,415
L E Lundbergforetagen AB, Class B	3,981	193,169
MIPS AB	48,251	2,144,171
Skandinaviska Enskilda Banken AB, Class A	73,021	1,013,219
Svenska Handelsbanken AB, Class A	67,757	704,701
Swedbank AB, Class A	39,473	773,237
Tele2 AB, Class B	23,564	247,466
Telefonaktiebolaget LM Ericsson, ADR	685,421	5,579,327
Telefonaktiebolaget LM Ericsson, Class B	134,977	1,096,651
Telia Co. AB	92,388	270,869
Trelleborg AB, Class B	9,579	316,850
Total		43,007,647
Switzerland 4.3%
ABB Ltd.	140,859	8,041,527
ABB Ltd.	16,146	917,667
ABB Ltd., ADR	29,986	1,713,250
Adecco Group AG, Registered Shares	7,049	188,234
Baloise Holding AG, Registered Shares	1,991	378,333
Cie Financiere Richemont SA, Class A, Registered Shares	36,936	5,166,670
Coca-Cola HBC AG(b)	10,007	357,197
Holcim AG, Registered Shares(b)	60,857	6,202,511
Julius Baer Group Ltd.	131,797	8,728,325
Kuehne & Nagel International AG	28,770	6,884,739
Logitech International SA	2,884	233,287
Logitech International SA	4,649	377,817
Lonza Group AG, Registered Shares	13,860	8,310,505
Nestlé SA, Registered Shares	54,181	4,705,063
Novartis AG, Registered Shares	137,261	14,552,332
Schindler Holding AG	4,822	1,394,327
SGS SA, Registered Shares	95,542	9,490,559
Swatch Group AG (The), Registered Shares	2,441	86,876
Swiss Life Holding AG, Registered Shares	3,367	2,762,019
Swiss Re AG	14,647	2,164,534
Temenos AG, Registered Shares	5,885	387,494
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG	181,450	5,867,658
UBS Group AG, Registered Shares	50,449	1,631,521
VAT Group AG	16,840	6,727,140
VZ Holding AG	2,648	438,360
Wizz Air Holdings PLC(b)	88,056	1,444,143
Zurich Insurance Group AG	18,886	11,987,212
Total		111,139,300
Taiwan 2.0%
Sea Ltd. ADR(b)	94,578	10,762,977
Taiwan Semiconductor Manufacturing Co., Ltd.	725,400	22,603,868
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	96,200	17,764,292
Total		51,131,137
United Kingdom 14.4%
Admiral Group PLC	18,751	611,738
AJ Bell PLC	202,711	1,223,923
Associated British Foods PLC	15,967	446,923
AstraZeneca PLC	170,061	23,016,831
Auto Trader Group PLC	42,476	453,724
Aviva PLC	137,740	848,287
B&M European Value Retail SA	644,979	2,848,776
Barclays Bank PLC	11,741,476	39,357,440
Barclays Bank PLC, ADR	171,871	2,316,821
Berkeley Group Holdings PLC	120,126	6,348,553
BP PLC	4,974,349	24,359,626
British American Tobacco PLC	322,429	12,245,962
British American Tobacco, ADR	85,665	3,250,130
BT Group PLC	293,899	596,070
Compass Group PLC	506,359	17,349,754
Diageo PLC	845,337	25,254,237
Experian PLC	394,169	18,842,757
Gamma Communications PLC	7,666	154,123
Hiscox Ltd.	17,718	236,704
IG Group Holdings PLC	260,655	3,175,745
Informa PLC	63,348	691,076
International Consolidated Airlines Group SA	79,751	264,468
Kingfisher PLC	2,501,072	7,888,359
Legal & General Group PLC	3,062,142	8,629,921
Lloyds Banking Group PLC	7,608,147	5,129,326
Marex Group PLC	33,834	990,660
Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NatWest Group PLC	560,247	2,873,700
OSB Group PLC	40,593	207,138
Oxford Nanopore Technologies PLC(b)	582,781	1,179,821
Primary Health Properties PLC	35,499	43,025
Prudential PLC	2,480,288	20,327,678
Quilter PLC(a)	205,951	392,634
Quilter PLC(a)	226,122	431,306
Reckitt Benckiser Group PLC	496,328	30,787,263
RELX PLC	122,092	5,755,919
RELX PLC	258,453	12,172,511
RELX PLC, ADR	50,574	2,381,024
Rio Tinto PLC	136,198	8,563,164
Rolls-Royce Holdings PLC(b)	5,186,929	36,896,972
Sage Group PLC (The)	394,283	6,582,973
Savills PLC	25,836	353,078
Segro PLC	714,640	7,089,722
Smith & Nephew PLC	367,217	4,661,129
Standard Chartered PLC	963,864	11,916,232
Standard Chartered PLC	56,800	708,035
Unilever PLC	106,790	6,394,789
Vodafone Group PLC	4,132,412	3,728,436
Vodafone Group PLC, ADR	478,441	4,291,616
Total		374,270,099
United States 3.6%
CRH PLC	139,839	14,347,022
GSK PLC	1,213,535	20,615,905
Roche Holding AG, Genusschein Shares	160,681	46,686,001
Smurfit WestRock PLC	97,595	5,369,677
Spotify Technology SA(b)	15,548	7,415,774
Total		94,434,379
Total Common Stocks (Cost $2,262,629,545)		2,526,336,094

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
Supranational 0.0%
iShares MSCI Eurozone ETF	8,265	395,563
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
United States 0.1%
iShares Core MSCI EAFE ETF	35,002	2,577,897
iShares MSCI EAFE ETF	12,662	999,918
Total		3,577,815
Total Exchange-Traded Equity Funds (Cost $3,898,921)		3,973,378

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
BMW AG	1,134	77,688
Henkel AG & Co. KGaA	7,757	662,007
Porsche AG	49,640	3,112,518
Volkswagen AG	67,423	5,779,833
Total		9,632,046
Total Preferred Stocks (Cost $12,985,429)		9,632,046

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(b),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(h),(i)	40,091,767	40,083,749
Total Money Market Funds (Cost $40,081,604)		40,083,749
Total Investments in Securities (Cost $2,319,595,499)		2,580,025,267
Other Assets & Liabilities, Net		17,568,944
Net Assets		$2,597,594,211

Multi-Manager International Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $15,997,761, which represents 0.62% of total net assets.

(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/20-06/10/21	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/19-08/16/21	2,020,100	4,978,804	—
Lukoil PJSC	03/30/20-12/29/21	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/19-08/16/21	5	123	—
Rosneft Oil Co. PJSC	03/31/20-03/16/21	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/21-04/08/21	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	43,727,648	140,218,595	(143,860,800)	(1,694)	40,083,749	1,193	500,090	40,091,767
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT302_08_R01_(01/25)